Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
REVENUES
Revenue – general support services – related party	$ 4,800,000	$ 4,800,000	$ 9,600,000	$ 9,600,000		$ 19,200,000		$ 19,200,000
Revenue – financial services	289,017		618,032			86,964
Total revenues	5,089,017	4,800,000	10,218,032	9,600,000		19,286,964		19,200,000
COSTS OF REVENUES
Cost of revenue – general support services – related party	4,725,000	4,725,000	9,450,000	9,450,000		18,900,000		18,900,000
Cost of revenue – financial services	690,184		1,697,615			762,297
Total costs of revenues	5,415,184	4,725,000	11,147,615	9,450,000		19,662,297		18,900,000
GROSS PROFIT (LOSS)
Gross profit – general support services – related party	75,000	75,000	150,000	150,000		300,000		300,000
Gross profit – financial services	(401,167)		(1,079,583)			(675,333)
Total gross (loss) profit	(326,167)	75,000	(929,583)	150,000		(375,333)		300,000
OPERATING EXPENSES:
Advertising and marketing	163,427		198,649
Professional fees	1,066,816	51,500	1,988,548	138,272		396,277		188,000
Amortization of intangible assets	66,290		131,644			469,286
Other general and administrative	231,022	21,941	548,921	62,254		160,794		225,115
Total operating expenses	1,527,555	73,441	2,867,762	200,526		557,071		413,115
(LOSS) INCOME FROM OPERATIONS	(1,853,722)	1,559	(3,797,345)	(50,526)		(932,404)		(113,115)
OTHER (EXPENSE) INCOME:
Interest expense on redeemable preferred stock						(2,625)		(3,750)
Amortization of debt discount						(1,545)		(2,290)
Gain on digital currency								18,593
Loss from equity method investment	(70,619)		(70,619)
Other expense	(2,273)	(1,510)	(3,489)	(3,020)		(272)
Total other expense	(72,892)	(1,510)	(74,108)	(3,020)		(4,442)		12,553
(LOSS) INCOME BEFORE INCOME TAXES	(1,926,614)	49	(3,871,453)	(53,546)		(936,846)		(100,562)
INCOME TAXES
NET (LOSS) INCOME	(1,926,614)	49	(3,871,453)	(53,546)		(936,846)		(100,562)
OTHER COMPREHENSIVE INCOME
Unrealized foreign currency translation gain	13,214		10,987			8,440
COMPREHENSIVE (LOSS) INCOME	$ (1,913,400)	$ 49	$ (3,860,466)	$ (53,546)		$ (928,406)		$ (100,562)
Basic (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ 0
Basic and diluted net loss per ordinary share (in Dollars per share)						$ 0		$ 0
Diluted (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	354,549,624	230,485,100	345,031,364	230,485,100
Diluted (in Shares)	354,549,624	231,735,100	345,031,364	230,485,100
NET LOSS PER COMMON SHARE:
Weighted average shares outstanding, basic and diluted (in Shares)						257,771,553		230,485,100
Brilliant Acquisition Corp [Member]
OPERATING EXPENSES:
(LOSS) INCOME FROM OPERATIONS	$ (469,271)	$ (78,411)			$ (670,916)		$ (148,010)
OTHER (EXPENSE) INCOME:
NET (LOSS) INCOME	$ (460,282)	$ (20,373)			$ (599,127)		$ (317,737)
OTHER COMPREHENSIVE INCOME
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.08)	$ 0			$ (0.1)		$ (0.09)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)					6,111,000		3,697,454
Operating costs	$ 469,271	$ 78,411			$ 670,916		$ 148,010
Other income (loss):
Changes in fair value of derivative warrant liabilities	5,041	56,901			67,155		(172,787)
Interest income	3,948	1,137			4,634		3,060
Total other income	$ 8,989	$ 58,038			$ 71,789		$ (169,727)
NET LOSS PER COMMON SHARE:
Weighted average shares outstanding, basic and diluted (in Shares)	6,040,579	6,111,000			6,111,000		3,697,454